Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of Trade and Other Receivables

	December 31, 2022	December 31, 2021
Trade receivables	$8,180	$14,207
Receivables from asset sales, net of loss allowance(1)	15,341	1,935
VAT receivables(2)	36,670	24,621
Income taxes receivable	13,167	8,046
Other receivables	2,745	1,451
	$76,103	$50,260
(1)    At December 31, 2022, the Company’s receivables from asset sales primarily comprised the current portion of the promissory note receivable from Bear Creek (note 11(a)) in the amount of $5.4 million and the $8.8 million Third Installment receivable from PGI (notes 5(e) and 11(b)). The receivable from asset sales as at December 31, 2021 was sold as part of the Sandbox Transaction (note 5(b)).
(2) At December 31, 2022, the Company's VAT receivables primarily comprised $27.7 million (2021 – $12.3 million) and $18.6 million (2021 – $16.7 million) of VAT receivables in Brazil and Mexico, respectively, of which $18.8 million (2021 – $8.8 million) of the Brazilian VAT is included in other non-current assets